Exhibit 99.1
RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	1/31/2014

This report contains information regarding assets pledged as security (the Cover Pool) in respect of the obligations under the Covered Bonds issued under RBC’s Global Covered Bond Programme as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans in the Cover Pool will vary over time.  Certain of the information set forth in this report, including credit bureau scores and current ratings has been obtained from and is based upon sources believed by RBC and the Guarantor LP to be accurate, however, neither RBC nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or any reliance you place on such information.  Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance.  The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security, which will be made only by a prospectus or otherwise in accordance with applicable securities laws.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

The Cover Pool is owned by RBC Covered Bond Guarantor Limited Partnership (Guarantor LP), which has no liabilities or claims outstanding against it other than those relating to the RBC Covered Bond Programme. Please click on the link below for additional information about the RBC Covered Bond Programme and the information contained herein. For the meaning of capitalized terms used and not otherwise defined in this report, click the following link and go to the Glossary tab in the Monthly Investor Report section:   http://www.rbc.com/investorrelations/fixed_income/covered-bonds-terms.html

In this report, currency amounts are stated in Canadian dollars (“$”), unless otherwise specified.

Programme Information

Outstanding Covered Bonds
	Initial		C$	Final
Series	Principal Amount	Translation Rate	Equivalent	Maturity Date(1)	Interest Basis	Rate Type
CB2	€ 1,250,000,000	1.5070000 C$/€	$1,883,750,000	1/22/2018	4.625%	Fixed
CB3	$750,000,000	N/A	$750,000,000	11/10/2014	3.270%	Fixed
CB4	$850,000,000	N/A	$850,000,000	3/16/2015	3.180%	Fixed
CB5	US$1,500,000,000	1.0051000 C$/US$	$1,507,650,000	4/14/2015	3.125%	Fixed
CB6	$1,100,000,000	N/A	$1,100,000,000	3/30/2018	3.770%	Fixed
CB7	CHF 500,000,000	1.1149700 C$/CHF	$557,485,000	4/21/2021	2.250%	Fixed
CB8	US$2,500,000,000	0.9762000 C$/US$	$2,440,500,000	9/19/2017	1.200%	Fixed
CB9	US$1,500,000,000	0.9934000 C$/US$	$1,490,100,000	12/4/2015	0.625%	Fixed
CB10	US$1,750,000,000	1.0368000 C$/US$	$1,814,400,000	7/22/2016	1.125%	Fixed
CB11	€ 2,000,000,000	1.3650000 C$/€	$2,730,000,000	8/4/2020	1.625%	Fixed
CB12	AU$1,250,000,000	0.9334000 C$/AU$	$1,166,750,000	8/9/2016	3 month BBSW +0.53%	Floating
CB13	US$2,000,000,000	1.0300000 C$/US$	$2,060,000,000	10/1/2018	2.000%	Fixed
CB14	€ 1,500,000,000	1.4175000 C$/€	$2,126,250,000	10/29/2018	1.250%	Fixed
Total			$20,476,885,000

OSFI Covered Bond Limit			$32,279,296,280

Weighted average maturity of Outstanding Covered Bonds (months)				44.62
Weighted average remaining term of Loans in Cover Pool (months)				27.88

Series Ratings		Moody's	DBRS	Fitch
CB2		Aaa	AAA	AAA
CB3		Aaa	AAA	AAA
CB4		Aaa	AAA	AAA
CB5		Aaa	AAA	AAA
CB6		Aaa	AAA	AAA
CB7		Aaa	AAA	AAA
CB8		Aaa	AAA	AAA
CB9		Aaa	AAA	AAA
CB10		Aaa	AAA	AAA
CB11		Aaa	AAA	AAA
CB12		Aaa	AAA	AAA
CB13		Aaa	AAA	AAA
CB14		Aaa	AAA	AAA

(1) An Extended Due for Payment Date twelve-months after the Final Maturity Date has been specified in the Final Terms of each Series. The Interest Basis specified in this report in respect of each Series applies until the Final Maturity Date for the relevant Series following which the floating rate of interest specified in the Final Terms of each Series is payable monthly in arrears from the Final Maturity Date to but excluding the Extended Due for Payment Date.

Supplementary Information

Parties to RBC Global Covered Bond Programme
Issuer	Royal Bank of Canada
Guarantor entity	RBC Covered Bond Guarantor Limited Partnership
Servicer & Cash Manager	Royal Bank of Canada
Swap Providers	Royal Bank of Canada
Covered Bond Trustee & Custodian	Computershare Trust Company of Canada
Asset Monitor	Deloitte LLP
Account Bank & GDA Provider	Royal Bank of Canada
Standby Account Bank & GDA Provider	Bank of Montreal
Paying Agent(1)	The Bank of New York Mellon

(1) The Paying Agent in respect of Series CB7 is Credit Suisse AG.

RBC Covered Bond Programme	Monthly Investor Report - January 31, 2014	Page 1 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	1/31/2014

Supplementary Information (continued)

Royal Bank of Canada's Ratings(1) (2)
	Moody's	DBRS	Fitch
Senior Debt	Aa3	AA	AA
Subordinated Debt	A3	AA (low)	AA-
Short-Term	P-1	R-1 (high)	F1+
Rating Outlook	Stable	Stable	Stable

Applicable Ratings of Standby Account Bank & Standby GDA Provider(2)
	Moody's	DBRS	Fitch
Senior Debt	P-1	R-1 (high) / AA	F-1+ / AA-

Description of Ratings Triggers(2) (3)

A. Party Replacement

If the rating(s) of the Party falls below the level stipulated below, such party is required to be replaced or in the case of the Swap Providers transfer credit support and replace itself or obtain a guarantee for its obligations.

Role (Current Party)	Moody's	DBRS	Fitch
Account Bank/GDA Provider (RBC)	P-1	R-1(mid) & AA(low)	F1 / A
Standby Account Bank/GDA Provider (BMO)	P-1	R-1(mid) & AA(low)	F1 / A
Cash Manager (RBC)	P-2	BBB(low) (long)	F2 / BBB+
Servicer (RBC)	Baa3 (long)	BBB(low) (long)	F2
Interest Rate Swap Provider (RBC)	P-2 / A3	R-2(high) & BBB(high)	F3 / BBB-
Covered Bond Swap Provider (RBC)	P-2 / A3	R-2(high) & BBB(high)	F3 / BBB-

B. Specified Rating Related Action

i. The following actions are required if the rating of the Cash Manager (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Asset Monitor is required to verify the Cash Manager's calculations of the Asset Coverage/Amortization test on each Calculation Date	Baa3 (long)	R-1(mid) & A(low)	BBB- (long)

(b) Amounts received by the Cash Manager are required to be deposited directly into the Transaction Account	P-1	R-1(mid) & AA(low)	F1 / A

(c) Amounts received by the Servicer are to be deposited directly to the GIC Account and not provided to the Cash Manager	P-1	R-1(mid) & AA(low)	F1 / A

ii. The following actions are required if the rating of the Servicer (RBC) falls below the stipulated rating

a) Servicer is required to hold amounts received in a separate account and transfer them to the Cash Manager or GIC Account, as applicable, within 2 business days	P-1	R-1(mid) & AA(low)	F1 / A

iii. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Repayment of the Demand Loan	N/A	N/A	F2 / BBB+

(b) Establishment of the Reserve Fund	P-1	R-1(mid) & A(low)	F1 / A

iv. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Cashflows will be exchanged under the Covered Bond Swap Agreement (to the extent not already occuring) except as otherwise provided in the Covered Bond Swap Agreement	Baa1 (long)	BBB(high) (long)	BBB+ (long)

v. Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	DBRS	Fitch

(a) Interest Rate Swap Provider	P-1 / A2	R-1(mid) & A(high)	F1 / A

(b) Covered Bond Swap Provider	P-1 / A2	R-1(mid) & A(high)	F1 / A

Events of Default & Triggers
Asset Coverage Test (C$ Equivalent of Outstanding Covered Bonds < Adjusted Aggregate Asset Amount)		Pass
Issuer Event of Default		Nil
Guarantor LP Event of Default		Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under the RBC Covered Bond Programme.
(2) Where only one rating is expressed such rating relates to the short-term rating (unless otherwise specified) and where two ratings are expressed the first is short-term and the second long-term.
(3) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

RBC Covered Bond Programme	Monthly Investor Report - January 31, 2014	Page 2 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	1/31/2014

Asset Coverage Test

C$ Equivalent of Outstanding Covered Bonds	$20,476,885,000

A = lesser of (i) LTV Adjusted True Balance, and	$32,438,145,218	A (i)	$35,607,064,316
(ii) Asset Percentage Adjusted True Balance, as adjusted		A (ii)	$32,438,145,218
B = Principal Receipts	-	Asset Percentage:	91.10%
C = Cash Capital Contributions	-	Maximum Asset Percentage:	93.00%
D = Substitute Assets	-
E = Reserve Fund balance	-
F = Negative Carry Factor calculation	$496,081,608
Adjusted Aggregate Asset Amount (Total: A + B + C + D + E - F)	$31,942,063,609

Valuation Calculation

Trading Value of Covered Bonds	$22,533,463,386

A = lesser of (i) Present Value of outstanding loan balance of	$35,660,694,188	A (i)	$35,660,694,188
Performing Eligible Loans(1) and (ii) 80% of Market Value(2) of		A (ii)	$61,583,160,885
properties securing Performing Eligible Loans
B = Principal Receipts	-
C = Cash Capital Contributions	-
D = Trading Value of Substitute Assets	-
E = Reserve Fund Balance	-
F = Trading Value of Swap Collateral	-
Present Value Adjusted Aggregate Asset Amount (Total: A + B + C + D + E + F)	$35,660,694,188

(1) Present value of expected future cash flows of Loans using current market interest rates offered to RBC clients.
(2) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).

Intercompany Loan Balance

Guarantee Loan	$22,718,337,088
Demand Loan	$12,840,703,732
Total	$35,559,040,820

Cover Pool Losses

Period End	Write-off Amounts	Loss Percentage (Annualized)
January 31, 2014	$13,945	0.00%

Cover Pool Flow of Funds

	31-Jan-2014		31-Dec-2013
Cash Inflows
Principal Receipts	$497,886,897		$516,371,663
Proceeds for sale of Loans	$0		$0
Draw on Intercompany Loan	$0		$0
Revenue Receipts	$99,331,771		$97,843,576
Swap receipts	$85,951,824	(1)	$86,861,519	(2)
Cash Outflows
Swap payment	($99,331,771)	(1)	($97,843,576)	(2)
Swap Breakage Fee	$0		$0
Intercompany Loan interest	($85,779,921)	(1)	($86,687,796)	(2)
Intercompany Loan principal	($497,886,897)	(1)	($516,371,663)	(2)
Purchase of Loans	$0		$0
Net inflows/(outflows)	$171,904		$173,723

(1) Cash settlement to occur on February 18, 2014
(2) Cash settlement occurred on January 17, 2014

RBC Covered Bond Programme	Monthly Investor Report - January 31, 2014	Page 3 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	1/31/2014

Cover Pool Summary Statistics

Previous Month Ending Balance	$36,096,976,193
Current Month Ending Balance	$35,599,075,348
Number of Mortgages in Pool	235,778
Average Mortgage Size	$150,986
Number of Properties	195,790
Number of Borrowers	187,143

Weighted Average LTV - Authorized	68.67%
Weighted Average LTV - Drawn	62.58%
Weighted Average LTV - Original Authorized	72.71%
Weighted Average Mortgage Rate	3.10%
Weighted Average Seasoning (Months)	26.75
Weighted Average Original Term (Months)	54.63
Weighted Average Remaining Term (Months)	27.88

Disclaimer: Due to rounding, numbers presented in the following distribution tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Cover Pool Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	235,454	99.86	$35,544,152,723	99.85
30 to 59 days past due	159	0.07	$29,388,809	0.08
60 to 89 days past due	68	0.03	$11,916,916	0.03
90 or more days past due	97	0.04	$13,616,900	0.04
Total	235,778	100.00	$35,599,075,348	100.00

Cover Pool Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	28,461	12.07	$4,909,838,552	13.79
British Columbia	43,607	18.49	$8,624,600,043	24.23
Manitoba	8,646	3.67	$936,483,038	2.63
New Brunswick	3,949	1.67	$323,997,824	0.91
Newfoundland	2,754	1.17	$301,954,289	0.85
Northwest Territories	76	0.03	$12,106,074	0.03
Nova Scotia	7,177	3.04	$686,535,788	1.93
Nunavut	3	0.00	$217,016	0.00
Ontario	94,891	40.25	$14,795,121,642	41.56
Prince Edward Island	810	0.34	$70,599,219	0.20
Quebec	37,966	16.10	$3,994,909,853	11.22
Saskatchewan	7,240	3.07	$907,340,246	2.55
Yukon	198	0.08	$35,371,763	0.10
Total	235,778	100.00	$35,599,075,348	100.00

Cover Pool Credit Bureau Score Distribution

Credit Bureau Score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	171	0.07	$22,725,935	0.06
499 and below	524	0.22	$79,197,853	0.22
500 - 539	351	0.15	$56,081,666	0.16
540 - 559	367	0.16	$60,449,936	0.17
560 - 579	621	0.26	$100,551,202	0.28
580 - 599	1,089	0.46	$180,192,702	0.51
600 - 619	1,859	0.79	$315,487,196	0.89
620 - 639	3,395	1.44	$572,539,035	1.61
640 - 659	5,679	2.41	$940,811,186	2.64
660 - 679	8,310	3.52	$1,362,051,912	3.83
680 - 699	11,488	4.87	$1,866,781,728	5.24
700 - 719	13,749	5.83	$2,241,999,791	6.30
720 - 739	15,601	6.62	$2,497,259,917	7.01
740 - 759	16,386	6.95	$2,615,872,312	7.35
760 - 779	17,806	7.55	$2,858,062,632	8.03
780 - 799	19,963	8.47	$3,140,778,771	8.82
800 and above	118,419	50.22	$16,688,231,573	46.88
Total	235,778	100.00	$35,599,075,348	100.00

RBC Covered Bond Programme	Monthly Investor Report - January 31, 2014	Page 4 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	1/31/2014

Cover Pool Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	163,335	69.27	$23,658,790,439	66.46
Variable	72,443	30.73	$11,940,284,909	33.54
Total	235,778	100.00	$35,599,075,348	100.00

Mortgage Asset Type Distribution

	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Mortgage	91,437	38.78	$16,352,248,999	45.93
Homeline Mortgage Segment	144,341	61.22	$19,246,826,349	54.07
Total	235,778	100.00	$35,599,075,348	100.00

Cover Pool Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	24,890	10.56	$3,972,969,043	11.16
Owner Occupied	210,888	89.44	$31,626,106,305	88.84
Total	235,778	100.00	$35,599,075,348	100.00

Cover Pool Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
1.9999% and below	74	0.03	$17,290,144	0.05
2.0000% - 2.4999%	35,364	15.00	$6,508,687,325	18.28
2.5000% - 2.9999%	78,959	33.49	$12,800,221,730	35.96
3.0000% - 3.4999%	45,396	19.25	$6,566,837,268	18.45
3.5000% - 3.9999%	51,786	21.96	$7,128,865,231	20.03
4.0000% - 4.4999%	18,588	7.88	$2,065,293,668	5.80
4.5000% - 4.9999%	1,934	0.82	$187,606,616	0.53
5.0000% - 5.4999%	1,267	0.54	$121,916,029	0.34
5.5000% - 5.9999%	1,316	0.56	$112,739,416	0.32
6.0000% - 6.4999%	1,066	0.45	$87,592,627	0.25
6.5000% - 6.9999%	21	0.01	$1,629,790	0.00
7.0000% and above	7	0.00	$395,504	0.00
Total	235,778	100.00	$35,599,075,348	100.00

Cover Pool Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	33,999	14.42	$4,606,624,881	12.94
12.00 - 23.99	61,913	26.26	$9,108,990,273	25.59
24.00 - 35.99	77,495	32.87	$11,723,257,481	32.93
36.00 - 47.99	34,064	14.45	$5,447,706,276	15.30
48.00 - 59.99	25,511	10.82	$4,362,042,589	12.25
60.00 - 71.99	2,289	0.97	$287,692,140	0.81
72.00 - 83.99	338	0.14	$38,325,007	0.11
84.00 and above	169	0.07	$24,436,702	0.07
Total	235,778	100.00	$35,599,075,348	100.00

RBC Covered Bond Programme	Monthly Investor Report - January 31, 2014	Page 5 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	1/31/2014

Cover Pool Range of Remaining Principal Balance

Range of Remaining Principal Balance	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and below	102,853	43.62	$5,290,961,633	14.86
100,000 - 149,999	42,030	17.83	$5,229,667,319	14.69
150,000 - 199,999	31,384	13.31	$5,450,488,492	15.31
200,000 - 249,999	20,952	8.89	$4,683,605,095	13.16
250,000 - 299,999	13,899	5.89	$3,795,481,929	10.66
300,000 - 349,999	8,490	3.60	$2,743,774,057	7.71
350,000 - 399,999	5,238	2.22	$1,954,726,524	5.49
400,000 - 449,999	3,265	1.38	$1,382,250,275	3.88
450,000 - 499,999	2,185	0.93	$1,033,873,113	2.90
500,000 - 549,999	1,386	0.59	$725,814,262	2.04
550,000 - 599,999	995	0.42	$570,588,327	1.60
600,000 - 649,999	649	0.28	$405,048,460	1.14
650,000 - 699,999	522	0.22	$351,384,498	0.99
700,000 - 749,999	354	0.15	$256,174,295	0.72
750,000 - 799,999	240	0.10	$185,676,543	0.52
800,000 - 849,999	193	0.08	$159,178,307	0.45
850,000 - 899,999	164	0.07	$143,494,254	0.40
900,000 - 949,999	164	0.07	$151,945,795	0.43
950,000 - 999,999	126	0.05	$122,709,546	0.34
1,000,000 and above	689	0.29	$962,232,623	2.70
Total	235,778	100.00	$35,599,075,348	100.00

Cover Pool Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Apartment (Condominium)	26,776	11.36	$3,910,952,562	10.99
Detached	178,170	75.57	$26,993,550,023	75.83
Duplex	4,873	2.07	$714,657,952	2.01
Fourplex	1,234	0.52	$240,914,224	0.68
Other	1,026	0.44	$152,151,554	0.43
Row (Townhouse)	12,084	5.13	$1,830,992,598	5.14
Semi-detached	10,317	4.38	$1,541,978,445	4.33
Triplex	1,298	0.55	$213,877,991	0.60
Total	235,778	100.00	$35,599,075,348	100.00

Cover Pool LTV - Authorized Distribution

Current LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	10,417	5.32	$346,524,593	0.97
20.01 - 25.00	3,550	1.81	$242,530,225	0.68
25.01 - 30.00	3,986	2.04	$331,008,322	0.93
30.01 - 35.00	4,459	2.28	$442,028,542	1.24
35.01 - 40.00	5,478	2.80	$668,217,872	1.88
40.01 - 45.00	6,050	3.09	$792,688,735	2.23
45.01 - 50.00	8,115	4.14	$1,208,836,278	3.40
50.01 - 55.00	8,535	4.36	$1,421,394,055	3.99
55.01 - 60.00	10,849	5.54	$1,979,723,824	5.56
60.01 - 65.00	15,294	7.81	$3,253,923,452	9.14
65.01 - 70.00	14,461	7.39	$3,231,014,714	9.08
70.01 - 75.00	31,533	16.11	$5,908,086,680	16.60
75.01 - 80.00	72,919	37.24	$15,750,834,694	44.25
> 80.00 or Not Available*	144	0.07	$22,263,364	0.06
Total	195,790	100.00	$35,599,075,348	100.00

Cover Pool LTV - Drawn Distribution

Current LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	15,500	7.92	$614,472,935	1.73
20.01 - 25.00	6,081	3.11	$465,859,961	1.31
25.01 - 30.00	6,896	3.52	$643,746,546	1.81
30.01 - 35.00	7,720	3.94	$841,779,990	2.36
35.01 - 40.00	8,861	4.53	$1,158,011,658	3.25
40.01 - 45.00	9,915	5.06	$1,405,923,906	3.95
45.01 - 50.00	11,802	6.03	$1,899,428,951	5.34
50.01 - 55.00	13,142	6.71	$2,281,594,287	6.41
55.01 - 60.00	15,425	7.88	$2,963,922,469	8.33
60.01 - 65.00	17,565	8.97	$3,827,947,609	10.75
65.01 - 70.00	19,069	9.74	$4,320,184,124	12.14
70.01 - 75.00	27,806	14.20	$6,393,876,450	17.96
75.01 - 80.00	35,797	18.28	$8,743,127,365	24.56
> 80.00 or Not Available*	211	0.11	$39,199,097	0.11
Total	195,790	100.00	$35,599,075,348	100.00

RBC Covered Bond Programme	Monthly Investor Report - January 31, 2014	Page 6 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	1/31/2014

Provincial Distribution by LTV - Drawn and Aging Summary

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	$68,852,470	$0	$0	$7,527	$68,859,997
	20.01 - 25.00	$51,962,252	$163,061	$13,446	$0	$52,138,759
	25.01 - 30.00	$78,204,995	$99,145	$0	$0	$78,304,139
	30.01 - 35.00	$107,180,811	$432,609	$0	$0	$107,613,419
	35.01 - 40.00	$159,174,223	$0	$0	$0	$159,174,223
	40.01 - 45.00	$180,027,347	$41,747	$173,815	$0	$180,242,909
	45.01 - 50.00	$243,793,651	$397,368	$30,148	$0	$244,221,167
	50.01 - 55.00	$318,864,707	$165,503	$28,099	$342,257	$319,400,566
	55.01 - 60.00	$392,115,899	$176,637	$0	$0	$392,292,536
	60.01 - 65.00	$491,361,603	$0	$298,884	$0	$491,660,487
	65.01 - 70.00	$592,427,772	$0	$79,122	$638,897	$593,145,791
	70.01 - 75.00	$938,633,798	$988,331	$571,638	$0	$940,193,767
	75.01 - 80.00	$1,275,554,639	$672,778	$798,100	$720,976	$1,277,746,493
	> 80.00 or Not Available*	$4,092,828	$751,472	$0	$0	$4,844,299
Total Alberta		$4,902,246,993	$3,888,650	$1,993,252	$1,709,657	$4,909,838,552

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	$165,071,326	$66,965	$0	$0	$165,138,291
	20.01 - 25.00	$133,718,608	$0	$0	$46,596	$133,765,203
	25.01 - 30.00	$180,857,953	$0	$0	$0	$180,857,953
	30.01 - 35.00	$227,075,075	$0	$173,604	$71,813	$227,320,492
	35.01 - 40.00	$314,931,337	$0	$0	$0	$314,931,337
	40.01 - 45.00	$386,206,213	$371,542	$182,626	$0	$386,760,380
	45.01 - 50.00	$523,460,412	$377,014	$0	$139,142	$523,976,568
	50.01 - 55.00	$611,474,759	$1,042,784	$0	$400,945	$612,918,488
	55.01 - 60.00	$788,100,683	$924,098	$744,821	$0	$789,769,602
	60.01 - 65.00	$1,026,293,624	$1,441,935	$214,951	$637,325	$1,028,587,835
	65.01 - 70.00	$1,031,600,139	$823,393	$219,328	$941,401	$1,033,584,261
	70.01 - 75.00	$1,460,192,047	$433,832	$1,101,210	$498,536	$1,462,225,625
	75.01 - 80.00	$1,752,145,605	$1,947,882	$569,892	$1,276,048	$1,755,939,427
	> 80.00 or Not Available*	$8,824,581	$0	$0	$0	$8,824,581
Total British Columbia		$8,609,952,362	$7,429,444	$3,206,433	$4,011,804	$8,624,600,043

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	$11,984,437	$0	$0	$0	$11,984,437
	20.01 - 25.00	$9,613,922	$0	$0	$0	$9,613,922
	25.01 - 30.00	$13,116,370	$0	$0	$47,698	$13,164,068
	30.01 - 35.00	$15,575,881	$0	$0	$0	$15,575,881
	35.01 - 40.00	$25,541,080	$0	$65,441	$0	$25,606,521
	40.01 - 45.00	$27,433,010	$0	$0	$94,059	$27,527,068
	45.01 - 50.00	$39,509,878	$70,318	$98,939	$0	$39,679,135
	50.01 - 55.00	$43,718,781	$0	$0	$0	$43,718,781
	55.01 - 60.00	$67,070,748	$0	$0	$0	$67,070,748
	60.01 - 65.00	$84,090,334	$124,773	$0	$0	$84,215,107
	65.01 - 70.00	$106,500,590	$0	$0	$0	$106,500,590
	70.01 - 75.00	$172,354,423	$0	$0	$0	$172,354,423
	75.01 - 80.00	$316,030,255	$670,177	$331,012	$0	$317,031,443
	> 80.00 or Not Available*	$2,440,916	$0	$0	$0	$2,440,916
Total Manitoba		$934,980,622	$865,268	$495,392	$141,757	$936,483,038

RBC Covered Bond Programme	Monthly Investor Report - January 31, 2014	Page 7 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	1/31/2014

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	$4,173,810	$0	$0	$0	$4,173,810
	20.01 - 25.00	$3,310,948	$0	$0	$0	$3,310,948
	25.01 - 30.00	$4,527,510	$0	$0	$0	$4,527,510
	30.01 - 35.00	$5,986,041	$0	$0	$0	$5,986,041
	35.01 - 40.00	$7,386,761	$0	$0	$0	$7,386,761
	40.01 - 45.00	$10,542,335	$0	$0	$0	$10,542,335
	45.01 - 50.00	$14,057,383	$0	$0	$0	$14,057,383
	50.01 - 55.00	$13,254,526	$0	$0	$0	$13,254,526
	55.01 - 60.00	$21,606,030	$0	$0	$49,786	$21,655,817
	60.01 - 65.00	$27,535,667	$0	$0	$0	$27,535,667
	65.01 - 70.00	$38,952,703	$0	$0	$0	$38,952,703
	70.01 - 75.00	$69,656,261	$143,781	$0	$470,842	$70,270,884
	75.01 - 80.00	$101,660,156	$0	$0	$368,937	$102,029,093
	> 80.00 or Not Available*	$314,347	$0	$0	$0	$314,347
Total New Brunswick		$322,964,478	$143,781	$0	$889,565	$323,997,824

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland	20.00 and below	$5,466,905	$2,184	$0	$0	$5,469,089
	20.01 - 25.00	$4,015,149	$0	$0	$0	$4,015,149
	25.01 - 30.00	$4,283,365	$0	$0	$0	$4,283,365
	30.01 - 35.00	$6,252,855	$0	$0	$0	$6,252,855
	35.01 - 40.00	$7,973,115	$0	$0	$0	$7,973,115
	40.01 - 45.00	$8,725,790	$0	$0	$0	$8,725,790
	45.01 - 50.00	$12,067,640	$0	$0	$0	$12,067,640
	50.01 - 55.00	$18,322,019	$0	$0	$0	$18,322,019
	55.01 - 60.00	$19,047,296	$0	$0	$0	$19,047,296
	60.01 - 65.00	$25,958,758	$174,397	$0	$0	$26,133,155
	65.01 - 70.00	$35,020,782	$238,401	$0	$0	$35,259,183
	70.01 - 75.00	$63,271,032	$0	$0	$46,402	$63,317,434
	75.01 - 80.00	$90,294,951	$0	$172,876	$0	$90,467,828
	> 80.00 or Not Available*	$620,371	$0	$0	$0	$620,371
Total Newfoundland		$301,320,029	$414,982	$172,876	$46,402	$301,954,289

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	$105,258	$0	$0	$0	$105,258
Territories	20.01 - 25.00	$28,300	$0	$0	$0	$28,300
	25.01 - 30.00	$0	$0	$0	$0	$0
	30.01 - 35.00	$76,179	$0	$0	$0	$76,179
	35.01 - 40.00	$488,098	$0	$0	$0	$488,098
	40.01 - 45.00	$405,744	$0	$0	$0	$405,744
	45.01 - 50.00	$783,563	$0	$0	$0	$783,563
	50.01 - 55.00	$1,852,189	$0	$0	$0	$1,852,189
	55.01 - 60.00	$922,074	$0	$0	$0	$922,074
	60.01 - 65.00	$1,659,525	$0	$0	$0	$1,659,525
	65.01 - 70.00	$878,194	$0	$0	$0	$878,194
	70.01 - 75.00	$2,635,662	$0	$0	$0	$2,635,662
	75.01 - 80.00	$2,271,289	$0	$0	$0	$2,271,289
	> 80.00 or Not Available*	$0	$0	$0	$0	$0
Total Northwest Territories		$12,106,074	$0	$0	$0	$12,106,074

RBC Covered Bond Programme	Monthly Investor Report - January 31, 2014	Page 8 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	1/31/2014

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	$11,320,522	$0	$0	$0	$11,320,522
	20.01 - 25.00	$8,855,438	$0	$13,881	$0	$8,869,318
	25.01 - 30.00	$10,903,327	$0	$0	$25,505	$10,928,832
	30.01 - 35.00	$13,271,820	$0	$0	$0	$13,271,820
	35.01 - 40.00	$21,228,835	$0	$0	$0	$21,228,835
	40.01 - 45.00	$25,424,713	$0	$0	$32,253	$25,456,966
	45.01 - 50.00	$32,590,092	$25,494	$0	$0	$32,615,586
	50.01 - 55.00	$39,216,588	$0	$0	$93,958	$39,310,546
	55.01 - 60.00	$47,412,748	$119,363	$0	$0	$47,532,111
	60.01 - 65.00	$67,977,224	$0	$0	$0	$67,977,224
	65.01 - 70.00	$83,979,766	$0	$24,022	$0	$84,003,788
	70.01 - 75.00	$131,042,348	$0	$0	$0	$131,042,348
	75.01 - 80.00	$190,981,258	$103,188	$33,211	$305,390	$191,423,048
	> 80.00 or Not Available*	$1,554,845	$0	$0	$0	$1,554,845
Total Nova Scotia		$685,759,523	$248,046	$71,115	$457,105	$686,535,788

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	$0	$0	$0	$0	$0
	20.01 - 25.00	$0	$0	$0	$0	$0
	25.01 - 30.00	$121,396	$0	$0	$0	$121,396
	30.01 - 35.00	$0	$0	$0	$0	$0
	35.01 - 40.00	$0	$0	$0	$0	$0
	40.01 - 45.00	$95,620	$0	$0	$0	$95,620
	45.01 - 50.00	$0	$0	$0	$0	$0
	50.01 - 55.00	$0	$0	$0	$0	$0
	55.01 - 60.00	$0	$0	$0	$0	$0
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00 or Not Available*	$0	$0	$0	$0	$0
Total Nunavut		$217,016	$0	$0	$0	$217,016

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	$248,197,200	$55,511	$146,841	$46,592	$248,446,144
	20.01 - 25.00	$188,845,412	$75,641	$0	$0	$188,921,053
	25.01 - 30.00	$268,549,499	$23,869	$0	$0	$268,573,368
	30.01 - 35.00	$346,441,300	$338,878	$66,394	$36,132	$346,882,703
	35.01 - 40.00	$456,773,084	$288,144	$72,137	$0	$457,133,365
	40.01 - 45.00	$570,772,660	$185,661	$0	$254,753	$571,213,073
	45.01 - 50.00	$783,411,753	$311,747	$74,802	$0	$783,798,303
	50.01 - 55.00	$920,305,905	$856,277	$935,412	$260,678	$922,358,272
	55.01 - 60.00	$1,217,987,407	$1,276,482	$513,125	$106,185	$1,219,883,199
	60.01 - 65.00	$1,585,874,485	$1,482,174	$601,081	$176,552	$1,588,134,293
	65.01 - 70.00	$1,849,834,781	$1,254,135	$329,986	$445,143	$1,851,864,045
	70.01 - 75.00	$2,673,529,980	$2,956,695	$609,376	$660,909	$2,677,756,961
	75.01 - 80.00	$3,646,683,987	$4,396,480	$1,701,626	$762,629	$3,653,544,721
	> 80.00 or Not Available*	$16,317,039	$0	$295,102	$0	$16,612,142
Total Ontario		$14,773,524,492	$13,501,695	$5,345,883	$2,749,573	$14,795,121,642

RBC Covered Bond Programme	Monthly Investor Report - January 31, 2014	Page 9 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	1/31/2014

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	$848,069	$0	$0	$0	$848,069
Island	20.01 - 25.00	$706,086	$0	$0	$0	$706,086
	25.01 - 30.00	$1,006,945	$0	$0	$0	$1,006,945
	30.01 - 35.00	$1,471,051	$0	$0	$0	$1,471,051
	35.01 - 40.00	$1,727,345	$0	$0	$0	$1,727,345
	40.01 - 45.00	$1,854,218	$0	$0	$0	$1,854,218
	45.01 - 50.00	$3,363,010	$0	$0	$0	$3,363,010
	50.01 - 55.00	$5,395,941	$0	$0	$0	$5,395,941
	55.01 - 60.00	$4,966,118	$0	$0	$0	$4,966,118
	60.01 - 65.00	$6,715,290	$0	$0	$0	$6,715,290
	65.01 - 70.00	$7,921,415	$0	$0	$0	$7,921,415
	70.01 - 75.00	$12,229,866	$0	$0	$0	$12,229,866
	75.01 - 80.00	$22,265,842	$0	$0	$0	$22,265,842
	> 80.00 or Not Available*	$128,024	$0	$0	$0	$128,024
Total Prince Edward Island		$70,599,219	$0	$0	$0	$70,599,219

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	$88,443,045	$2,643	$0	$24,836	$88,470,524
	20.01 - 25.00	$58,543,945	$0	$0	$0	$58,543,945
	25.01 - 30.00	$72,407,353	$9,633	$0	$0	$72,416,985
	30.01 - 35.00	$102,631,582	$0	$0	$0	$102,631,582
	35.01 - 40.00	$138,840,912	$202,335	$0	$0	$139,043,248
	40.01 - 45.00	$167,165,090	$0	$0	$0	$167,165,090
	45.01 - 50.00	$212,045,945	$0	$0	$0	$212,045,945
	50.01 - 55.00	$258,190,539	$37,477	$0	$675,045	$258,903,061
	55.01 - 60.00	$340,339,239	$278,667	$0	$0	$340,617,906
	60.01 - 65.00	$420,348,242	$219,232	$133,316	$35,234	$420,736,023
	65.01 - 70.00	$455,583,812	$153,661	$0	$399,455	$456,136,928
	70.01 - 75.00	$671,949,265	$346,154	$200,846	$773,326	$673,269,590
	75.01 - 80.00	$1,000,207,453	$550,222	$269,130	$951,317	$1,001,978,122
	> 80.00 or Not Available*	$2,572,655	$0	$0	$378,248	$2,950,903
Total Quebec		$3,989,269,076	$1,800,025	$603,291	$3,237,461	$3,994,909,853

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	$9,368,683	$0	$0	$0	$9,368,683
	20.01 - 25.00	$5,853,426	$0	$0	$0	$5,853,426
	25.01 - 30.00	$9,507,297	$0	$0	$0	$9,507,297
	30.01 - 35.00	$13,538,749	$0	$0	$0	$13,538,749
	35.01 - 40.00	$22,093,617	$0	$0	$0	$22,093,617
	40.01 - 45.00	$24,793,289	$0	$0	$0	$24,793,289
	45.01 - 50.00	$31,632,049	$0	$0	$214,971	$31,847,020
	50.01 - 55.00	$44,232,662	$0	$0	$0	$44,232,662
	55.01 - 60.00	$57,654,499	$23,181	$0	$0	$57,677,679
	60.01 - 65.00	$82,050,555	$0	$0	$0	$82,050,555
	65.01 - 70.00	$107,804,849	$0	$28,675	$0	$107,833,523
	70.01 - 75.00	$180,397,007	$654,666	$0	$158,605	$181,210,278
	75.01 - 80.00	$316,005,725	$419,073	$0	$0	$316,424,798
	> 80.00 or Not Available*	$908,670	$0	$0	$0	$908,670
Total Saskatchewan		$905,841,077	$1,096,919	$28,675	$373,576	$907,340,246

RBC Covered Bond Programme	Monthly Investor Report - January 31, 2014	Page 10 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	1/31/2014

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	$288,112	$0	$0	$0	$288,112
	20.01 - 25.00	$93,850	$0	$0	$0	$93,850
	25.01 - 30.00	$54,687	$0	$0	$0	$54,687
	30.01 - 35.00	$1,159,218	$0	$0	$0	$1,159,218
	35.01 - 40.00	$1,225,193	$0	$0	$0	$1,225,193
	40.01 - 45.00	$1,141,424	$0	$0	$0	$1,141,424
	45.01 - 50.00	$973,631	$0	$0	$0	$973,631
	50.01 - 55.00	$1,927,238	$0	$0	$0	$1,927,238
	55.01 - 60.00	$2,487,383	$0	$0	$0	$2,487,383
	60.01 - 65.00	$2,542,448	$0	$0	$0	$2,542,448
	65.01 - 70.00	$4,103,704	$0	$0	$0	$4,103,704
	70.01 - 75.00	$7,369,613	$0	$0	$0	$7,369,613
	75.01 - 80.00	$12,005,261	$0	$0	$0	$12,005,261
	> 80.00 or Not Available*	$0	$0	$0	$0	$0
Total Yukon		$35,371,763	$0	$0	$0	$35,371,763

Grand Total		$35,544,152,723	$29,388,809	$11,916,916	$13,616,900	$35,599,075,348

Provincial Distribution by LTV - Drawn and Aging Summary

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	0.19	0.00	0.00	0.00	0.19
	20.01 - 25.00	0.15	0.00	0.00	0.00	0.15
	25.01 - 30.00	0.22	0.00	0.00	0.00	0.22
	30.01 - 35.00	0.30	0.00	0.00	0.00	0.30
	35.01 - 40.00	0.45	0.00	0.00	0.00	0.45
	40.01 - 45.00	0.51	0.00	0.00	0.00	0.51
	45.01 - 50.00	0.68	0.00	0.00	0.00	0.69
	50.01 - 55.00	0.90	0.00	0.00	0.00	0.90
	55.01 - 60.00	1.10	0.00	0.00	0.00	1.10
	60.01 - 65.00	1.38	0.00	0.00	0.00	1.38
	65.01 - 70.00	1.66	0.00	0.00	0.00	1.67
	70.01 - 75.00	2.64	0.00	0.00	0.00	2.64
	75.01 - 80.00	3.58	0.00	0.00	0.00	3.59
	> 80.00 or Not Available*	0.01	0.00	0.00	0.00	0.01
Total Alberta		13.77	0.01	0.01	0.00	13.79

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	0.46	0.00	0.00	0.00	0.46
	20.01 - 25.00	0.38	0.00	0.00	0.00	0.38
	25.01 - 30.00	0.51	0.00	0.00	0.00	0.51
	30.01 - 35.00	0.64	0.00	0.00	0.00	0.64
	35.01 - 40.00	0.88	0.00	0.00	0.00	0.88
	40.01 - 45.00	1.08	0.00	0.00	0.00	1.09
	45.01 - 50.00	1.47	0.00	0.00	0.00	1.47
	50.01 - 55.00	1.72	0.00	0.00	0.00	1.72
	55.01 - 60.00	2.21	0.00	0.00	0.00	2.22
	60.01 - 65.00	2.88	0.00	0.00	0.00	2.89
	65.01 - 70.00	2.90	0.00	0.00	0.00	2.90
	70.01 - 75.00	4.10	0.00	0.00	0.00	4.11
	75.01 - 80.00	4.92	0.01	0.00	0.00	4.93
	> 80.00 or Not Available*	0.02	0.00	0.00	0.00	0.02
Total British Columbia		24.19	0.02	0.01	0.01	24.23

RBC Covered Bond Programme	Monthly Investor Report - January 31, 2014	Page 11 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	1/31/2014

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	0.03	0.00	0.00	0.00	0.03
	20.01 - 25.00	0.03	0.00	0.00	0.00	0.03
	25.01 - 30.00	0.04	0.00	0.00	0.00	0.04
	30.01 - 35.00	0.04	0.00	0.00	0.00	0.04
	35.01 - 40.00	0.07	0.00	0.00	0.00	0.07
	40.01 - 45.00	0.08	0.00	0.00	0.00	0.08
	45.01 - 50.00	0.11	0.00	0.00	0.00	0.11
	50.01 - 55.00	0.12	0.00	0.00	0.00	0.12
	55.01 - 60.00	0.19	0.00	0.00	0.00	0.19
	60.01 - 65.00	0.24	0.00	0.00	0.00	0.24
	65.01 - 70.00	0.30	0.00	0.00	0.00	0.30
	70.01 - 75.00	0.48	0.00	0.00	0.00	0.48
	75.01 - 80.00	0.89	0.00	0.00	0.00	0.89
	> 80.00 or Not Available*	0.01	0.00	0.00	0.00	0.01
Total Manitoba		2.63	0.00	0.00	0.00	2.63

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	0.01	0.00	0.00	0.00	0.01
	20.01 - 25.00	0.01	0.00	0.00	0.00	0.01
	25.01 - 30.00	0.01	0.00	0.00	0.00	0.01
	30.01 - 35.00	0.02	0.00	0.00	0.00	0.02
	35.01 - 40.00	0.02	0.00	0.00	0.00	0.02
	40.01 - 45.00	0.03	0.00	0.00	0.00	0.03
	45.01 - 50.00	0.04	0.00	0.00	0.00	0.04
	50.01 - 55.00	0.04	0.00	0.00	0.00	0.04
	55.01 - 60.00	0.06	0.00	0.00	0.00	0.06
	60.01 - 65.00	0.08	0.00	0.00	0.00	0.08
	65.01 - 70.00	0.11	0.00	0.00	0.00	0.11
	70.01 - 75.00	0.20	0.00	0.00	0.00	0.20
	75.01 - 80.00	0.29	0.00	0.00	0.00	0.29
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total New Brunswick		0.91	0.00	0.00	0.00	0.91

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland	20.00 and below	0.02	0.00	0.00	0.00	0.02
	20.01 - 25.00	0.01	0.00	0.00	0.00	0.01
	25.01 - 30.00	0.01	0.00	0.00	0.00	0.01
	30.01 - 35.00	0.02	0.00	0.00	0.00	0.02
	35.01 - 40.00	0.02	0.00	0.00	0.00	0.02
	40.01 - 45.00	0.02	0.00	0.00	0.00	0.02
	45.01 - 50.00	0.03	0.00	0.00	0.00	0.03
	50.01 - 55.00	0.05	0.00	0.00	0.00	0.05
	55.01 - 60.00	0.05	0.00	0.00	0.00	0.05
	60.01 - 65.00	0.07	0.00	0.00	0.00	0.07
	65.01 - 70.00	0.10	0.00	0.00	0.00	0.10
	70.01 - 75.00	0.18	0.00	0.00	0.00	0.18
	75.01 - 80.00	0.25	0.00	0.00	0.00	0.25
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Newfoundland		0.85	0.00	0.00	0.00	0.85

RBC Covered Bond Programme	Monthly Investor Report - January 31, 2014	Page 12 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	1/31/2014

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	0.00	0.00	0.00	0.00	0.00
Territories	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.01	0.00	0.00	0.00	0.01
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.01	0.00	0.00	0.00	0.01
	75.01 - 80.00	0.01	0.00	0.00	0.00	0.01
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Northwest Territories		0.03	0.00	0.00	0.00	0.03

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	0.03	0.00	0.00	0.00	0.03
	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.03	0.00	0.00	0.00	0.03
	30.01 - 35.00	0.04	0.00	0.00	0.00	0.04
	35.01 - 40.00	0.06	0.00	0.00	0.00	0.06
	40.01 - 45.00	0.07	0.00	0.00	0.00	0.07
	45.01 - 50.00	0.09	0.00	0.00	0.00	0.09
	50.01 - 55.00	0.11	0.00	0.00	0.00	0.11
	55.01 - 60.00	0.13	0.00	0.00	0.00	0.13
	60.01 - 65.00	0.19	0.00	0.00	0.00	0.19
	65.01 - 70.00	0.24	0.00	0.00	0.00	0.24
	70.01 - 75.00	0.37	0.00	0.00	0.00	0.37
	75.01 - 80.00	0.54	0.00	0.00	0.00	0.54
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Nova Scotia		1.93	0.00	0.00	0.00	1.93

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Nunavut		0.00	0.00	0.00	0.00	0.00

RBC Covered Bond Programme	Monthly Investor Report - January 31, 2014	Page 13 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	1/31/2014

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	0.70	0.00	0.00	0.00	0.70
	20.01 - 25.00	0.53	0.00	0.00	0.00	0.53
	25.01 - 30.00	0.75	0.00	0.00	0.00	0.75
	30.01 - 35.00	0.97	0.00	0.00	0.00	0.97
	35.01 - 40.00	1.28	0.00	0.00	0.00	1.28
	40.01 - 45.00	1.60	0.00	0.00	0.00	1.60
	45.01 - 50.00	2.20	0.00	0.00	0.00	2.20
	50.01 - 55.00	2.59	0.00	0.00	0.00	2.59
	55.01 - 60.00	3.42	0.00	0.00	0.00	3.43
	60.01 - 65.00	4.45	0.00	0.00	0.00	4.46
	65.01 - 70.00	5.20	0.00	0.00	0.00	5.20
	70.01 - 75.00	7.51	0.01	0.00	0.00	7.52
	75.01 - 80.00	10.24	0.01	0.00	0.00	10.26
	> 80.00 or Not Available*	0.05	0.00	0.00	0.00	0.05
Total Ontario		41.50	0.04	0.02	0.01	41.56

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	0.00	0.00	0.00	0.00	0.00
Island	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.01	0.00	0.00	0.00	0.01
	45.01 - 50.00	0.01	0.00	0.00	0.00	0.01
	50.01 - 55.00	0.02	0.00	0.00	0.00	0.02
	55.01 - 60.00	0.01	0.00	0.00	0.00	0.01
	60.01 - 65.00	0.02	0.00	0.00	0.00	0.02
	65.01 - 70.00	0.02	0.00	0.00	0.00	0.02
	70.01 - 75.00	0.03	0.00	0.00	0.00	0.03
	75.01 - 80.00	0.06	0.00	0.00	0.00	0.06
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Prince Edward Island		0.20	0.00	0.00	0.00	0.20

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	0.25	0.00	0.00	0.00	0.25
	20.01 - 25.00	0.16	0.00	0.00	0.00	0.16
	25.01 - 30.00	0.20	0.00	0.00	0.00	0.20
	30.01 - 35.00	0.29	0.00	0.00	0.00	0.29
	35.01 - 40.00	0.39	0.00	0.00	0.00	0.39
	40.01 - 45.00	0.47	0.00	0.00	0.00	0.47
	45.01 - 50.00	0.60	0.00	0.00	0.00	0.60
	50.01 - 55.00	0.73	0.00	0.00	0.00	0.73
	55.01 - 60.00	0.96	0.00	0.00	0.00	0.96
	60.01 - 65.00	1.18	0.00	0.00	0.00	1.18
	65.01 - 70.00	1.28	0.00	0.00	0.00	1.28
	70.01 - 75.00	1.89	0.00	0.00	0.00	1.89
	75.01 - 80.00	2.81	0.00	0.00	0.00	2.81
	> 80.00 or Not Available*	0.01	0.00	0.00	0.00	0.01
Total Quebec		11.21	0.01	0.00	0.01	11.22

RBC Covered Bond Programme	Monthly Investor Report - January 31, 2014	Page 14 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	1/31/2014

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	0.03	0.00	0.00	0.00	0.03
	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.03	0.00	0.00	0.00	0.03
	30.01 - 35.00	0.04	0.00	0.00	0.00	0.04
	35.01 - 40.00	0.06	0.00	0.00	0.00	0.06
	40.01 - 45.00	0.07	0.00	0.00	0.00	0.07
	45.01 - 50.00	0.09	0.00	0.00	0.00	0.09
	50.01 - 55.00	0.12	0.00	0.00	0.00	0.12
	55.01 - 60.00	0.16	0.00	0.00	0.00	0.16
	60.01 - 65.00	0.23	0.00	0.00	0.00	0.23
	65.01 - 70.00	0.30	0.00	0.00	0.00	0.30
	70.01 - 75.00	0.51	0.00	0.00	0.00	0.51
	75.01 - 80.00	0.89	0.00	0.00	0.00	0.89
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Saskatchewan		2.54	0.00	0.00	0.00	2.55

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.01	0.00	0.00	0.00	0.01
	55.01 - 60.00	0.01	0.00	0.00	0.00	0.01
	60.01 - 65.00	0.01	0.00	0.00	0.00	0.01
	65.01 - 70.00	0.01	0.00	0.00	0.00	0.01
	70.01 - 75.00	0.02	0.00	0.00	0.00	0.02
	75.01 - 80.00	0.03	0.00	0.00	0.00	0.03
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Yukon		0.10	0.00	0.00	0.00	0.10

Grand Total		99.85	0.08	0.03	0.04	100.00

Cover Pool LTV - Drawn by Credit Bureau Score

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.00 and below	Score Unavailable	$1,582,506	0.00
	499 and below	$2,437,531	0.01
	500 - 539	$149,321	0.00
	540 - 559	$267,474	0.00
	560 - 579	$392,716	0.00
	580 - 599	$1,349,408	0.00
	600 - 619	$1,553,245	0.00
	620 - 639	$1,786,974	0.01
	640 - 659	$4,014,540	0.01
	660 - 679	$8,036,602	0.02
	680 - 699	$10,856,651	0.03
	700 - 719	$16,046,843	0.05
	720 - 739	$22,548,058	0.06
	740 - 759	$22,741,223	0.06
	760 - 779	$32,884,219	0.09
	780 - 799	$44,671,401	0.13
	800 and above	$443,154,222	1.24
Total		$614,472,935	1.73

RBC Covered Bond Programme	Monthly Investor Report - January 31, 2014	Page 15 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	1/31/2014

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.01 - 25.00	Score Unavailable	$453,672	0.00
	499 and below	$1,219,914	0.00
	500 - 539	$88,460	0.00
	540 - 559	$139,624	0.00
	560 - 579	$153,442	0.00
	580 - 599	$608,152	0.00
	600 - 619	$1,662,814	0.00
	620 - 639	$2,617,600	0.01
	640 - 659	$3,297,132	0.01
	660 - 679	$5,671,516	0.02
	680 - 699	$10,171,358	0.03
	700 - 719	$16,549,874	0.05
	720 - 739	$17,265,356	0.05
	740 - 759	$22,056,395	0.06
	760 - 779	$27,868,111	0.08
	780 - 799	$34,964,129	0.10
	800 and above	$321,072,413	0.90
Total		$465,859,961	1.31

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
25.01 - 30.00	Score Unavailable	$966,409	0.00
	499 and below	$2,181,308	0.01
	500 - 539	$194,771	0.00
	540 - 559	$312,315	0.00
	560 - 579	$503,599	0.00
	580 - 599	$1,200,001	0.00
	600 - 619	$1,532,254	0.00
	620 - 639	$3,026,416	0.01
	640 - 659	$5,545,703	0.02
	660 - 679	$7,938,196	0.02
	680 - 699	$15,190,913	0.04
	700 - 719	$19,619,174	0.06
	720 - 739	$27,957,191	0.08
	740 - 759	$30,801,044	0.09
	760 - 779	$39,139,135	0.11
	780 - 799	$47,898,760	0.13
	800 and above	$439,739,356	1.24
Total		$643,746,546	1.81

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
30.01 - 35.00	Score Unavailable	$1,102,197	0.00
	499 and below	$2,120,197	0.01
	500 - 539	$463,334	0.00
	540 - 559	$543,188	0.00
	560 - 579	$563,665	0.00
	580 - 599	$835,200	0.00
	600 - 619	$2,583,130	0.01
	620 - 639	$6,374,837	0.02
	640 - 659	$7,129,691	0.02
	660 - 679	$14,864,556	0.04
	680 - 699	$18,385,614	0.05
	700 - 719	$29,036,620	0.08
	720 - 739	$39,125,651	0.11
	740 - 759	$38,911,176	0.11
	760 - 779	$53,854,930	0.15
	780 - 799	$65,317,087	0.18
	800 and above	$560,568,917	1.57
Total		$841,779,990	2.36

RBC Covered Bond Programme	Monthly Investor Report - January 31, 2014	Page 16 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	1/31/2014

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
35.01 - 40.00	Score Unavailable	$2,005,246	0.01
	499 and below	$3,037,954	0.01
	500 - 539	$351,408	0.00
	540 - 559	$449,013	0.00
	560 - 579	$793,796	0.00
	580 - 599	$2,182,673	0.01
	600 - 619	$4,434,479	0.01
	620 - 639	$6,457,734	0.02
	640 - 659	$11,599,124	0.03
	660 - 679	$21,469,948	0.06
	680 - 699	$28,225,395	0.08
	700 - 719	$47,082,679	0.13
	720 - 739	$55,936,075	0.16
	740 - 759	$62,600,628	0.18
	760 - 779	$71,188,158	0.20
	780 - 799	$87,503,211	0.25
	800 and above	$752,694,137	2.11
Total		$1,158,011,658	3.25

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
40.01 - 45.00	Score Unavailable	$1,569,795	0.00
	499 and below	$4,083,286	0.01
	500 - 539	$1,043,063	0.00
	540 - 559	$1,838,872	0.01
	560 - 579	$1,774,880	0.00
	580 - 599	$1,772,051	0.00
	600 - 619	$4,243,928	0.01
	620 - 639	$9,722,849	0.03
	640 - 659	$19,795,789	0.06
	660 - 679	$29,533,690	0.08
	680 - 699	$43,772,436	0.12
	700 - 719	$59,471,027	0.17
	720 - 739	$64,183,275	0.18
	740 - 759	$68,517,397	0.19
	760 - 779	$86,411,605	0.24
	780 - 799	$117,730,665	0.33
	800 and above	$890,459,298	2.50
Total		$1,405,923,906	3.95

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
45.01 - 50.00	Score Unavailable	$3,273,535	0.01
	499 and below	$5,946,169	0.02
	500 - 539	$3,555,005	0.01
	540 - 559	$1,740,450	0.00
	560 - 579	$5,351,460	0.02
	580 - 599	$6,395,054	0.02
	600 - 619	$10,234,691	0.03
	620 - 639	$14,453,773	0.04
	640 - 659	$29,513,617	0.08
	660 - 679	$45,926,226	0.13
	680 - 699	$65,672,688	0.18
	700 - 719	$80,838,660	0.23
	720 - 739	$94,979,546	0.27
	740 - 759	$111,510,463	0.31
	760 - 779	$132,136,484	0.37
	780 - 799	$162,339,969	0.46
	800 and above	$1,125,561,163	3.16
Total		$1,899,428,951	5.34

RBC Covered Bond Programme	Monthly Investor Report - January 31, 2014	Page 17 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	1/31/2014

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
50.01 - 55.00	Score Unavailable	$1,438,939	0.00
	499 and below	$4,303,563	0.01
	500 - 539	$2,218,666	0.01
	540 - 559	$4,593,482	0.01
	560 - 579	$5,154,082	0.01
	580 - 599	$8,886,514	0.02
	600 - 619	$14,605,820	0.04
	620 - 639	$21,934,623	0.06
	640 - 659	$31,293,103	0.09
	660 - 679	$53,874,482	0.15
	680 - 699	$71,285,153	0.20
	700 - 719	$105,709,074	0.30
	720 - 739	$126,898,064	0.36
	740 - 759	$137,165,981	0.39
	760 - 779	$164,035,025	0.46
	780 - 799	$196,868,212	0.55
	800 and above	$1,331,329,504	3.74
Total		$2,281,594,287	6.41

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
55.01 - 60.00	Score Unavailable	$2,024,575	0.01
	499 and below	$6,995,255	0.02
	500 - 539	$4,739,757	0.01
	540 - 559	$1,629,730	0.00
	560 - 579	$7,486,460	0.02
	580 - 599	$10,174,517	0.03
	600 - 619	$16,393,287	0.05
	620 - 639	$32,728,732	0.09
	640 - 659	$61,390,881	0.17
	660 - 679	$74,063,361	0.21
	680 - 699	$113,909,263	0.32
	700 - 719	$138,453,257	0.39
	720 - 739	$183,307,441	0.51
	740 - 759	$196,829,584	0.55
	760 - 779	$232,815,601	0.65
	780 - 799	$269,510,331	0.76
	800 and above	$1,611,470,437	4.53
Total		$2,963,922,469	8.33

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
60.01 - 65.00	Score Unavailable	$3,223,341	0.01
	499 and below	$11,754,748	0.03
	500 - 539	$4,703,448	0.01
	540 - 559	$5,942,472	0.02
	560 - 579	$7,512,944	0.02
	580 - 599	$21,039,909	0.06
	600 - 619	$28,818,931	0.08
	620 - 639	$62,320,604	0.18
	640 - 659	$85,133,852	0.24
	660 - 679	$119,035,309	0.33
	680 - 699	$199,359,124	0.56
	700 - 719	$219,843,852	0.62
	720 - 739	$260,576,978	0.73
	740 - 759	$265,010,368	0.74
	760 - 779	$313,814,144	0.88
	780 - 799	$360,013,898	1.01
	800 and above	$1,859,843,685	5.22
Total		$3,827,947,609	10.75

RBC Covered Bond Programme	Monthly Investor Report - January 31, 2014	Page 18 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	1/31/2014

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
65.01 - 70.00	Score Unavailable	$1,267,287	0.00
	499 and below	$6,349,941	0.02
	500 - 539	$5,524,883	0.02
	540 - 559	$6,564,022	0.02
	560 - 579	$11,657,228	0.03
	580 - 599	$18,733,759	0.05
	600 - 619	$32,759,891	0.09
	620 - 639	$57,663,273	0.16
	640 - 659	$97,776,215	0.27
	660 - 679	$153,426,497	0.43
	680 - 699	$213,809,742	0.60
	700 - 719	$249,772,374	0.70
	720 - 739	$293,441,684	0.82
	740 - 759	$322,369,415	0.91
	760 - 779	$363,232,496	1.02
	780 - 799	$391,397,309	1.10
	800 and above	$2,094,438,109	5.88
Total		$4,320,184,124	12.14

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
70.01 - 75.00	Score Unavailable	$2,077,232	0.01
	499 and below	$14,271,572	0.04
	500 - 539	$12,408,176	0.03
	540 - 559	$11,306,423	0.03
	560 - 579	$18,764,495	0.05
	580 - 599	$34,442,380	0.10
	600 - 619	$64,191,838	0.18
	620 - 639	$114,622,507	0.32
	640 - 659	$173,591,737	0.49
	660 - 679	$270,057,613	0.76
	680 - 699	$363,831,640	1.02
	700 - 719	$425,137,031	1.19
	720 - 739	$472,477,738	1.33
	740 - 759	$519,045,995	1.46
	760 - 779	$550,254,875	1.55
	780 - 799	$582,703,371	1.64
	800 and above	$2,764,691,827	7.77
Total		$6,393,876,450	17.96

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
75.01 - 80.00	Score Unavailable	$1,741,201	0.00
	499 and below	$14,496,414	0.04
	500 - 539	$18,747,815	0.05
	540 - 559	$24,148,260	0.07
	560 - 579	$40,297,722	0.11
	580 - 599	$70,779,981	0.20
	600 - 619	$130,752,557	0.37
	620 - 639	$237,030,705	0.67
	640 - 659	$408,169,694	1.15
	660 - 679	$556,070,919	1.56
	680 - 699	$707,754,753	1.99
	700 - 719	$829,141,758	2.33
	720 - 739	$836,411,350	2.35
	740 - 759	$815,913,549	2.29
	760 - 779	$789,007,417	2.22
	780 - 799	$777,432,574	2.18
	800 and above	$2,485,230,699	6.98
Total		$8,743,127,365	24.56

RBC Covered Bond Programme	Monthly Investor Report - January 31, 2014	Page 19 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	1/31/2014

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
>80.00 or Not	Score Unavailable	$0	0.00
Available*	499 and below	$0	0.00
	500 - 539	$1,893,561	0.01
	540 - 559	$974,610	0.00
	560 - 579	$144,714	0.00
	580 - 599	$1,793,104	0.01
	600 - 619	$1,720,332	0.00
	620 - 639	$1,798,409	0.01
	640 - 659	$2,560,107	0.01
	660 - 679	$2,082,997	0.01
	680 - 699	$4,556,998	0.01
	700 - 719	$5,297,569	0.01
	720 - 739	$2,151,509	0.01
	740 - 759	$2,399,094	0.01
	760 - 779	$1,420,430	0.00
	780 - 799	$2,427,856	0.01
	800 and above	$7,977,808	0.02
Total		$39,199,097	0.11

Grand Total		$35,599,075,348	100.00

* A mortgage for which no current appraisal value is available as at the Calculation Date is classified as "Not Available" and reported within the ">80.00 or Not Available" Current LTV category.

RBC Covered Bond Programme	Monthly Investor Report - January 31, 2014	Page 20 of 20